Shelton Funds

(the “Trust”)

Supplement dated May 26, 2026 to the

Prospectus and Statement of Additional Information (“SAI”), each dated

January 1, 2026

Paralel Technologies LLC, the Trust’s Transfer Agent and Fund Accounting Agent, has moved offices. Accordingly, all references to 1700 Broadway, Suite 1850, Denver, CO 80290 in the Prospectus and SAI are hereby deleted in their entirety and replaced with the following:

1700 Broadway, Suite 2100, Denver, CO 80290.

Please retain this supplement with your Prospectus and SAI